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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

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1.  Name and address of issuer:
                               THE INFINITY MUTUAL FUNDS, INC.
                               3435 STELZER RD.
                               COLUMBUS, OHIO 43219

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2.  Name of each series or class of funds for which this notice is filed:

                               SEE ATTACHED PAGE(1)

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3.  Investment Company Act File Number:              811-6076


    Securities Act File Number:    33-34080


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4.  Last day of the fiscal year for which this notice is filed:

                               DECEMBER 31, 1995

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F-2 declaration:
                                                      [   ]

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6.  Date of termination of issuer's declaration under rule 24F-2(a)(1). If applicable:


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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                  NONE

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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2:

                                  NONE

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9.  Number and aggregate sale price of securities sold during the fiscal year:

                                5,114,618,116.50 Price
                                   5,081,493,700 Shares

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24F-2:

                            5,114,618,116.50 Price
                               5,081,493,700 Shares

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                 41,515,978.38 Price
                                    33,332,775 Shares

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12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24F-2:                $5,114,618,116.50
                                                              -----------------

   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans:                          $   41,515,978.38
                                                              -----------------

  (iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year:                               $4,834,281,980.31
                                                              -----------------

   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing fees
        pursuant to rule 24F-2:                               $               0
                                                              -----------------

    (v) Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24F-2:     $  321,852,114.57
                                                              -----------------

  (vi) Multiplier prescribed by Section 6(b) of the Securities
        Act of 1933 or other applicable law or registration:             1/2900
                                                              -----------------

  (vii) Fee Due:                                              $      110,983.49
                                                              -----------------


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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures.
                                                                    [ X ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                            02/  /96

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

                                     -----------------------------------

                                     -----------------------------------

Date
    ----------------------


* Please print the name and title of the signing officer below the signature.
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THE INFINITY MUTUAL FUNDS, INC.


ALPHA GOVERNMENT SECURITIES PORTFOLIO

BEA SHORT DURATION PORTFOLIO (CLIENT)
BEA SHORT DURATION PORTFOLIO (SERVICE)
BEA SHORT DURATION PORTFOLIO (INVESTOR)

CORRESPONDENT CASH RESERVES (RETAIL)
CORRESPONDENT CASH RESERVES (INSTITUTIONAL)

VALUESTAR PRIME MONEY MARKET PORTFOLIO

VALUESTAR U.S. TREASURY MONEY MARKET PORTFOLIO

VALUESTAR SHORT-INTERMEDIATE DURATION BOND PORTFOLIO

VALUESTAR TENNESSEE TAX-EXEMPT BOND PORTFOLIO

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                           STROOCK & STROOCK & LAVAN
                              Seven Hanover Square
                         New York, New York 10004-2696


February 27, 1996                                  212 806 5400    DIRECT DIAL
                                                   Fax: 212 806 6006
                                                   Telex: 177693 STROOCK NY


The Infinity Mutual Funds, Inc.
3435 Stelzer Road
Columbus, Ohio 43219


Ladies and Gentlemen:

We are general counsel to your company (the "Fund"). This letter is in response to your request for our opinion in connection with the filing by you of a "Rule 24f-2 Notice" pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended. In such notice you have reported the sale during the fiscal year ended December 31, 1995 of an aggregate amount of shares of each Series of the Fund as set forth on Exhibit A hereto (the "Shares").

We have acted as counsel to the Fund since its organization and in connection with the filing by the Fund of a registration statement, and amendments thereto, with the Securities and Exchange Commission under the Securities Act of 1933, as amended. In so acting, we have examined a copy of the Fund's charter documents, the Rule 24f-2 Notice, the original or reproduced or certified copies of all such records of the Fund, agreements, certificates of officers and representatives of the Fund and others, and such other documents, papers, statutes and authorities as we deemed necessary to form a basis for the opinion hereinafter expressed. As to matters of fact relevant to such opinion, we have relied upon the Rule 24f-2 Notice and statements and certificates of officers and representatives of the Fund and others. We have assumed the genuineness of all signatures and the conformity to the original documents of the copies of documents supplied to us as originals or reproduced copies.

Based upon the foregoing, we are of the opinion that the Shares referred to in the Rule 24f-2 Notice were validly issued, fully paid and non-assessable.
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The Infinity Mutual Funds, Inc.
Page 2

We consent to the filing of this opinion with the Rule 24f-2 Notice referred to above. In giving such permission, we do not admit hereby that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

Very truly yours,

/s/ STROOCK & STROOCK & LAVAN

STROOCK & STROOCK & LAVAN
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The Infinity Mutual Funds, Inc.
Page 3

                                    EXHIBIT A

Name of Series                                               Shares
--------------                                               ------
Alpha Government Securities Portfolio                      667,359,185
BEA Short Duration Portfolio                                 1,174,247
Correspondent Cash Reserves Money Market Portfolio       3,863,586,535
ValueStar Prime Money Market Portfolio                     225,004,855
ValueStar U.S. Treasury Money Market Portfolio             321,162,078
ValueStar Short-Intermediate Duration Bond Portfolio         1,915,053
ValueStar Tennessee Tax Exempt Bond Portfolio                1,291,747